Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [Abstract]
Cash and cash equivalents
	Year ended December 31,
	2022	2021
	$’000	$’000
Cash at bank and in hand	130,252	276,776
Cash equivalents	35,703	—
	165,955	276,776